CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues (including transactions with related parties of RMB40,520, RMB35,147 and RMB30,830 for the years ended December 31, 2022, 2023 and 2024, respectively)	¥ 3,598,905	$ 493,048	¥ 4,198,889	¥ 3,604,919
Cost of revenues (including transactions with related parties of RMB149,547, RMB37,074 and RMB29,332 for the years ended December 31, 2022, 2023 and 2024, respectively)	(1,418,076)	(194,276)	(1,903,041)	(1,796,867)
Gross profit	2,180,829	298,772	2,295,848	1,808,052
Operating expenses:
Selling and marketing expenses (including transactions with related parties of RMB2,541, RMB2,585 and RMB57,339 for the years ended December 31, 2022, 2023 and 2024, respectively)	(1,599,186)	(219,088)	(2,048,090)	(2,026,468)
Research and development expenses (including transactions with related parties of nil, nil and RMB1,167 for the years ended December 31, 2022, 2023 and 2024, respectively)	(732,553)	(100,359)	(901,452)	(763,362)
General and administrative expenses(including transactions with related parties of nil, nil and RMB3,792 for the years ended December 31, 2022, 2023 and 2024, respectively)	(330,173)	(45,234)	(418,531)	(621,973)
Total operating expenses	(2,661,912)	(364,681)	(3,368,073)	(3,411,803)
Loss from operations	(481,083)	(65,909)	(1,072,225)	(1,603,751)
Other income/(expenses):
Investment income	65,441	8,965	41,695	70,380
Interest income	114,964	15,750	158,671	68,104
Fair value change of financial instruments	78,405	10,741	(5,170)	(176,685)
Exchange gains	1,013	139	97	71,749
Others, net	42,902	5,878	49,236	5,983
Loss before income tax	(178,358)	(24,436)	(827,696)	(1,564,220)
Income tax (expenses)/benefits	9,391	1,287	(11,832)	(14,183)
Net loss	(168,967)	(23,149)	(839,528)	(1,578,403)
Net income attributable to noncontrolling interests	(2,835)	(388)	(4,113)	(2,754)
Net loss attributable to Zhihu Inc.'s shareholders	(171,802)	(23,537)	(843,641)	(1,581,157)
Other comprehensive income:
Foreign currency translation adjustments	32,964	4,516	45,257	273,310
Total other comprehensive income	32,964	4,516	45,257	273,310
Total comprehensive loss	(136,003)	(18,633)	(794,271)	(1,305,093)
Comprehensive income attributable to noncontrolling interests	(2,865)	(393)	(4,113)	(2,754)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (138,868)	$ (19,026)	¥ (798,384)	¥ (1,307,847)
Net loss per share, basic | (per share)	¥ (0.63)	$ (0.09)	¥ (2.82)	¥ (5.19)
Net loss per share, diluted | (per share)	¥ (0.63)	$ (0.09)	¥ (2.82)	¥ (5.19)
Weighted average number of ordinary shares, basic	273,560,865	273,560,865	299,132,894	304,836,318
Weighted average number of ordinary shares, diluted	273,560,865	273,560,865	299,132,894	304,836,318